SECURITIES PURCHASE AGREEMENT	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
SECURITIES PURCHASE AGREEMENT

NOTE 14. SECURITIES PURCHASE AGREEMENT

On April 3, 2024, the Company entered into a Securities Purchase Agreement (the “SPA”) with certain accredited investors pursuant to which such investors agreed to purchase from the Company $3,000,000 of newly issued shares (the “Shares”) of the Company’s Common Stock, at a per Share purchase price of $5.00 per Share, or 600,000 shares.

Only a portion of the purchase price ($644,936) has been advanced and the Company has issued a notice of default to the investors for failure to fully fund the purchase price.